Disclosure of investments accounted for using equity method (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Aggregate amount of the Company's share of other comprehensive income		$ (459)
Investments accounted for using equity method [Member]
Statements Line Items
Aggregate amount of the Company's share of net loss	$ (4,194)	(2,725)
Aggregate amount of the Company's share of other comprehensive income	897	459
Aggregate carrying value of investments	41,351	38,468
Aggregate fair value of investments	$ 41,198	$ 53,061